Short-term borrowings and long-term debt (Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Long Term Debt And Capital Lease Obligations Repayments Of Principal [Line Items]
2019	¥ 4,186,277
2020	2,848,360
2021	2,398,498
2022	2,236,208
2023	¥ 1,612,872